Revenue from Contracts with Customers	9 Months Ended
Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers
Note 3 - Revenue from Contracts with Customers
Revenue Detail
Revenue comprised the following service offerings (unaudited):

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2020	2019	2020	2019
Subscription	$122.4	$78.0	$333.3	$199.2
Usage-based	1.0	1.1	3.2	3.0
Total revenue	$123.4	$79.1	$336.5	$202.2
Go-To-Market business intelligence tools are subscription services that allow customers access to our SaaS tools to support sales and marketing processes, which include data, analytics, and insights to provide accurate and comprehensive intelligence on organizations and professionals. Our customers use our platform to identify target customers and decision makers, obtain continually updated predictive lead and company scoring, monitor buying signals and other attributes of target companies, craft messages, engage via automated sales tools, and track progress through the deal cycle.
Usage-based revenue is comprised largely of email verification services, which is a service whereby customers can verify that emails are valid prior to sending and can be helpful to avoid wasting resources or being flagged as sending spam. We regularly observe that customers integrate our usage-based services into their internal workflows and use our services on an ongoing basis. We recognize usage-based revenue at the point in time the services are consumed by the customer, thereby satisfying our performance obligation.
Of the total revenue recognized in the three and nine months ended September 30, 2020, $26.0 million and $142.8 million were included in the unearned revenue balance as of December 31, 2019, respectively. Of the total revenue recognized in the three and nine months ended September 30, 2019, $7.2 million and $46.6 million were included in the unearned revenue balance as of December 31, 2018, respectively. Revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods was not material for the three and nine months ended September 30, 2020 and 2019.
Revenues derived from customers and partners located outside the United States, as determined based on the address provided by our customers and partners, accounted for approximately 9% and 9% of our total revenues in the three months ended September 30, 2020 and 2019, respectively. Revenues derived from customers and partners located outside the United States accounted for approximately 9% and 8% of our total revenues in the nine months ended September 30, 2020 and 2019, respectively. We have no Company sales offices located in a foreign country as of September 30, 2020, and we contract exclusively with our customers in the United States Dollar.
Contract Assets and Unearned Revenue
The Company’s standard billing terms typically require payment at the beginning of each annual, semi-annual or quarterly period. Subscription revenue is generally recognized ratably over the contract term starting with when our service is made available to the customer. Usage-based revenue is recognized in the period services are utilized by our customers. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services.
The Company records a contract asset when revenue recognized on a contract exceeds the billings to date for that contract. Unearned revenue results from cash received or amounts billed to customers in advance of revenue recognized upon the satisfaction of performance obligations. The unearned revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing, dollar size, and new business timing within the quarter. The unearned revenue balance does not represent the total contract value of annual or multi-year, non-cancelable subscription agreements.
As of September 30, 2020 and December 31, 2019, the Company had contract assets of $2.1 million and $0.1 million, respectively, which are recorded as current assets within Prepaid expenses and other current assets in the Company’s Condensed Consolidated Balance Sheets. As of September 30, 2020 and December 31, 2019, the Company had unearned revenue of $176.0 million and $159.1 million, respectively.
ASC 606 requires the allocation of the transaction price to the remaining performance obligations of a contract. Transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including seasonality, the timing of renewals, and disparate contract terms. Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and backlog. The Company's backlog represents installment billings for periods beyond the current billing cycle. The majority of the Company’s noncurrent remaining performance obligations will be recognized in the next 13 to 36 months.
The remaining performance obligations consisted of the following (unaudited):

(in millions)	Recognized within one year	Noncurrent	Total
As of September 30, 2020	$349.0	$108.6	$457.6

DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers
Note 3 - Revenue from Contracts with Customers
Revenue Detail
Revenue comprised the following service offerings (in millions):

	Year Ended December 31,
	2019	2018
Business intelligence tools	$289.3	$143.4
Email verification service	4.0	0.9
Total Revenue	$293.3	$144.3
Go-To-Market business intelligence tools are subscription services that allow customers access to the SaaS tools to support sales and marketing processes, which include data, analytics, and insights to provide accurate and comprehensive intelligence on organizations and professionals. The Company’s customers use the platform to identify target customers and decision makers, obtain continually updated predictive lead and company scoring, monitor buying signals and other attributes of target companies, craft messages, engage via automated sales tools, and track progress through the deal cycle.
Email verification service is a service whereby customers can verify that emails are valid prior to sending, which can be helpful to avoid wasting resources or being flagged as sending spam. Email verification services are typically billed on a usage basis with customers paying each period as they utilize email verification services.
Of the total revenue recognized in the years ended December 31, 2019 and 2018, $52.2 million and $37.1 million was included in the unearned revenue balance as of December 31, 2018 and 2017, respectively. Revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods was not material.
Revenue by geography is determined based on the domicile of the DiscoverOrg contracting entity. All customer contracts are with the Company’s U.S. entities, therefore substantially all of the revenue is designated as U.S. revenue. Due to the SaaS-based nature of the service, it is possible that some of the customers use the service outside of the U.S. The Company estimates that less than 11% of its customers are located outside of the U.S.
Contract Assets and Unearned Revenue
The Company’s standard billing terms typically require payment at the beginning of each annual or quarterly period. Subscription revenue is generally recognized ratably over the contract term starting with when the service is made available to the customer. Email verification service revenue is recognized in the period services are used by customers. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services.
The Company records a contract asset when revenue recognized on a contract exceeds the billings to date for that contract. Unearned revenue results from cash received or amounts billed to customers in advance of revenue recognized upon the satisfaction of performance obligations. The unearned revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing, dollar size, and new business timing within the quarter. The unearned revenue balance does not represent the total contract value of annual or multi-year, non-cancellable subscription agreements.
The contract asset balances of $0.1 million and $1.1 million as of December 31, 2019 and 2018, respectively, are recorded as current assets within Prepaid expenses and other current assets in the consolidated balance sheets. The unearned revenue balances were $159.1 million and $52.5 million as of December 31, 2019 and 2018, respectively.
ASC 606 introduced the concept of transaction price allocated to the remaining performance obligations of a contract, which is different than unbilled deferred revenue under ASC 605. Transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including seasonality, the timing of renewals, and disparate contract terms. Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and backlog. The Company's backlog represents installment billings for periods beyond the current billing cycle. The majority of the Company’s noncurrent remaining performance obligations will be recognized in the next 13 to 36 months.
The remaining performance obligations consisted of the following (in millions):

	Current	Noncurrent	Total
As of December 31, 2018	$111.9	$43.2	$155.1
As of December 31, 2019	$266.6	$74.1	$340.7